Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                         Supplement, dated July 28, 2003
                                     to the
                      Prospectus dated May 1, 2003 for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)



This supplement amends the May 1, 2003 prospectus for the Allstate Advisor variable annuity contracts ("Contracts"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.

Page 24: Replace the second and third sentences of the second paragraph under the subheading "STANDARD FIXED ACCOUNT OPTION" with the following sentences:

         For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option.


Page 25: Replace the last paragraph under the subheading "STANDARD FIXED ACCOUNT OPTION" with the following paragraph:

         The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.


Appendix A, page 60: Replace the description of the Guarantee Periods for the Allstate Advisor Plus Contract contained in the table with the heading "Standard Fixed Account Option" with the following description:


                         ----------------------- --------------------------
                                                       Advisor Plus
                         ----------------------- --------------------------
                         ----------------------- --------------------------
                         Guarantee Periods                  N/A
                         ----------------------- --------------------------
                         ----------------------- --------------------------
                                                            N/A
                         ----------------------- --------------------------
                         ----------------------- --------------------------
                                                            N/A
                         ----------------------- --------------------------
                         ----------------------- --------------------------
                                                            N/A
                         ----------------------- --------------------------